Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions

Significant amounts due to/from affiliates are shown in the following table:

	March 31,	December 31,
	2021	2020
Due to the Company:
CMFG Life	$-	$218
Other	25	5
Total	$25	$223

Due from the Company:
CMFG Life	$15,711	$14,680
CUNA Brokerage Services, Inc. (“CBSI”)	4,631	3,513
Other	149	136
Total	$20,491	$18,329

Significant amounts due to/from affiliates are shown in the following table:

	2020	2019
Due to the Company:
CMFG Life	$218	$-
Other	5	8
Total	$223	$8

Due from the Company:
CUNA Brokerage Services, Inc.	$3,513	$3,383
CMFG Life	14,680	5,093
Other	136	150
Total	$18,329	$8,626

Schedule of significant capital contribution	Significant capital contributions from affiliates are shown in the following table:

	2020	2019	2018
Capital contribution to MLIC from:
CMIC	$-	$-	$20,653
Total	$-	$-	$20,653